CSMC 2021-RPL5 Trust

Exhibit 99.5

June 29, 2021

Due Diligence Narrative Report for:

CSMC 2021-RPL5

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TABLE OF CONTENTS

Contact Information	3

Overview	4

Scope	4

Summary of Results	4-5

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Client Services Management

Ø	Gerald French Jr. Senior Vice President 801-594-6001 Jerry.French@rrrmg.com

Ø	Sioux Johnstone Vice President 801-293-3826 Sioux.Johnstone@rrrmg.com

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OVERVIEW

In April 2021, Credit Suisse (“CS”) engaged Residential RealEstate Review Management Inc. (“RRRM”) to conduct a review of 2,062 mortgage loans. The Due Diligence for these loans took place between April 2021 and May 2021. The review consisted of:

REVIEW TYPE	#FILES

Pay History Review	2,062

Servicer Comment History Review	2,062

Title/Tax/Lien Review	2,062

SCOPE OF WORK

The scope of work performed by RRRM for each of the above categories is described below:

PAY HISTORY REVIEW

RRRM reviewed up to 36 months of cash flow history to capture the posted monthly P & I payments and due dates at each month end.

SERVICER COMMENT HISTORY REVIEW

RRRM reviewed up to 36 months of servicer comment history to summarize servicing activity included in the notes such as borrower contact, loss mitigation activity (modifications, short sales, repayment plans etc.), foreclosure/bankruptcy activity and/or potential adverse title or property conditions.

TITLE/TAX/LIEN REVIEW

RRRM engaged Stewart Title to provide title search reports in order to confirm the mortgage lien position, current title vesting and identify potential tax and other lien issues. In reviewing these reports, the following information was analyzed:

1.	Address Variation

2.	Applicant in Title

3.	No Open Mortgage

4.	Delinquent/Unpaid Taxes

5.	Other Priority Liens

6.	HOA/Muni Liens

7.	Federal/State Tax Liens

8.	Whether subject mortgage was in 1st Lien Position

9.	Whether Subject mortgage has been foreclosed

10.	Potential Assignment Chain issues

11.	Whether mortgage was in a Super Lien State

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Summary of Results

PAY HISTORY REVIEW

RRRM reviewed 2,062 mortgage loans to capture the posted payment data and reported it to our client in the “CSMC 2021-RPL5 CASHFLOW R 06282021.xlsx” file.

The results of this review are:

●	Per MBA methodology, 1,900 loans were current and 162 loans were delinquent 30 days or more as of 3/31/2021.

SERVICER COMMENT HISTORY REVIEW

RRRM reviewed 2,062 loans and reported any pertinent information based on comment history in “CSMC 2021-RPL5 CH REVIEW R 06292021.xlsx”.

TITLE/TAX/LIEN REVIEW

RRRM reviewed the title information on 2,062 mortgage loans and reported to our client in “CSMC 2021-RPL5 Title Review R_06242021.xlsx” the following potential exceptions:

●	120 loans had address variations

●	244 loans showed applicant was not on title

●	0 loan showed no mortgage found

●	130 loans had delinquent or unpaid taxes

●	11 loans had liens other than HOA or municipal prior to mortgage

●	117 loans had municipal liens

●	68 loans had HOA liens

●	87 loans had federal tax liens

●	77 loans had state tax liens

●	102 loans showed mortgage not found in first lien position

●	0 loans showed mortgage as being foreclosed

●	94 loans had potential assignment chain issues

●	994 loans in a super lien state

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